Schedule of Investments (unaudited) May 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.1%

Utilities — 0.1%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$525	$580,464

New York — 146.7%

Corporate — 4.4%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	9,685	11,449,491
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	970	931,931
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	525	542,186
AMT, 5.00%, 10/01/40	1,485	1,540,342
New York Transportation Development Corp., Refunding ARB
AMT, 2.25%, 08/01/26	1,830	1,737,311
AMT, 3.00%, 08/01/31	1,465	1,353,235

		17,554,496

County/City/Special District/School District — 31.6%
City of New York, GO
Series B-1, 5.00%, 10/01/43	2,270	2,540,795
Series D-1, 5.50%, 05/01/46	1,140	1,362,781
Sub-Series D-1, 5.00%, 08/01/31	945	978,871
Sub-Series F-1, 5.00%, 04/01/43	4,550	4,995,045
City of New York, Refunding GO
Series E, 5.00%, 02/01/23(b)	2,000	2,048,800
Series E, 5.50%, 08/01/25	2,710	2,829,468
Series E, 5.00%, 08/01/32	2,000	2,071,052
Series I, 5.00%, 08/01/22(b)	490	493,186
City of Yonkers New York, GO
Series B, (AGM), 4.00%, 02/15/38	295	300,341
Series B, (AGM), 3.00%, 02/15/39	275	243,466
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,400	1,546,217
Series B, (AGM), 5.00%, 07/01/45	1,815	1,963,293
County of Nassau New York, Refunding GO
Series A, (AGM), 4.00%, 04/01/50	3,720	3,712,367
Series C, 5.00%, 10/01/31	1,980	2,206,213
County of Suffolk New York, Refunding GO, Series A, Catholic Health Services, (BAM), 2.00%, 06/15/34	3,205	2,743,685
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/28	1,685	1,829,592
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	2,285	2,471,936
Series A, 5.00%, 02/15/42	5,975	6,432,518
Series A, 4.00%, 02/15/44	2,425	2,486,597
Ithaca City School District, Refunding GO
(BAM SAW), 2.00%, 06/15/33	365	313,838
(BAM SAW), 2.00%, 06/15/34	720	606,102
Mahopac Central School District, Refunding GO, (SAW), 2.00%, 06/01/32	555	498,299
New York City Industrial Development Agency, RB, CAB, (AGC), 0.00%, 03/01/39(c)	1,380	704,483
New York City Industrial Development Agency, Refunding RB 3.00%, 03/01/49	1,830	1,419,837

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Industrial Development Agency, Refunding RB (continued)
Series A, AMT, 5.00%, 07/01/28	$820	$821,273
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 11/01/38	950	981,967
Sub-Series A-1, 5.00%, 08/01/40	860	954,207
Sub-Series A-3, 4.00%, 08/01/43	2,790	2,851,670
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,213,114
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,771,272
Sub-Series B-1, 5.00%, 11/01/38	1,455	1,558,561
Sub-Series E-1, 5.00%, 02/01/39	2,730	2,982,257
Sub-Series E-1, 5.00%, 02/01/43	2,510	2,722,190
Sub-Series F-1, 5.00%, 05/01/42	8,825	9,617,044
Series A-2, Subordinate, 5.00%, 08/01/38	3,440	3,777,395
Series C, Subordinate, 4.00%, 05/01/45	2,275	2,339,287
Series F-1, Subordinate, 5.00%, 02/01/47	355	406,099
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/32	565	371,239
Series B, Sub Lien, 0.00%, 11/15/42	2,185	868,732
Series B, Sub Lien, 0.00%, 11/15/47	5,600	1,713,650
Series B, Sub Lien, 0.00%, 11/15/48	2,665	743,154
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	506,257
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,765	729,333
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	6,150	6,476,866
5.00%, 11/15/45	12,215	12,655,033
New York Liberty Development Corp., Refunding RB 3.13%, 09/15/50	3,105	2,649,003
Series 1, Class 1, 5.00%, 11/15/44(d)	5,075	5,132,347
Series A, 2.88%, 11/15/46	1,625	1,261,713
New York State Dormitory Authority, RB, Series A, 5.00%, 02/15/23(b)	4,995	5,122,045
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 07/01/22(b)	1,490	1,494,761
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,160	1,012,192
Series A, (SAW), 2.00%, 07/15/35	685	584,652
Town of Oyster Bay New York, Refunding GO, Series A, (AGM), 2.00%, 03/01/35	375	310,457
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(b)	2,840	2,948,391

		124,374,943

Education — 17.0%
Albany Capital Resource Corp., Refunding RB 4.00%, 07/01/41	740	665,581
4.00%, 07/01/51	765	643,349
Series A, 5.00%, 12/01/30	250	262,074
Series A, 5.00%, 12/01/32	100	104,143
Series A, 4.00%, 12/01/34	110	110,386
Build NYC Resource Corp., RB, Series A, 4.00%, 06/15/41	415	380,624
Build NYC Resource Corp., Refunding RB 4.00%, 08/01/42	525	516,296
5.00%, 08/01/47	535	563,734

1

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Build NYC Resource Corp., Refunding RB (continued)
Series A, 5.00%, 06/01/43	$450	$467,319
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	750	772,841
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	570	616,469
5.00%, 07/01/48	855	920,204
5.00%, 07/01/52	1,365	1,498,356
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	985	1,060,373
4.00%, 07/01/46	1,865	1,879,114
Hempstead Town Local Development Corp., Refunding RB 5.00%, 07/01/47	1,030	1,101,762
Series A, 3.00%, 07/01/51	2,320	1,808,846
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	685	726,124
Series B, 5.00%, 07/01/43	2,480	2,619,470
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(b)	1,240	1,284,213
Series A, 4.00%, 07/01/39	350	352,766
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	3,500	4,347,970
Series A, 5.00%, 07/01/46	250	276,392
Series A, 5.00%, 07/01/51	590	651,503
Series B, 5.00%, 07/01/22(b)	3,000	3,009,654
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	1,900	1,955,425
Series A, 5.00%, 07/01/22(b)	7,180	7,202,944
Series A, 5.25%, 07/01/23(b)	11,190	11,618,812
Series A, 5.00%, 07/01/27(b)	1,540	1,737,125
Series A, 5.00%, 07/01/35	1,030	1,079,215
Series A, 4.00%, 07/01/37	510	512,780
Series A, 5.00%, 07/01/37	2,005	2,086,437
Series A, 5.00%, 07/01/43	1,520	1,580,897
Onondaga County Trust for Cultural Resources, Refunding RB, 4.00%, 12/01/49	5,560	5,585,420
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	715	716,242
Series A, 5.00%, 07/01/42	445	445,373
Troy Capital Resource Corp., Refunding RB 4.00%, 09/01/30	190	202,037
4.00%, 09/01/31	105	110,068
4.00%, 09/01/32	160	166,671
4.00%, 09/01/33	45	46,324
4.00%, 09/01/34	75	76,721
4.00%, 09/01/35	90	91,512
4.00%, 09/01/36	125	126,350
4.00%, 09/01/40	1,320	1,320,836
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,775	1,858,997
Series A, 5.00%, 07/01/41	750	781,952

Security	Par (000)	Value

Education (continued)
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	$320	$330,646
Series A, 5.00%, 10/15/50	540	551,804

		66,824,151

Health — 5.8%
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	4,595	4,535,936
Dutchess County Local Development Corp., Refunding RB
Series B, 4.00%, 07/01/37	260	259,431
Series B, 4.00%, 07/01/38	135	134,195
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	760	812,495
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	240	238,372
Monroe County Industrial Development Corp., RB 4.00%, 12/01/41	545	533,731
5.00%, 12/01/46	800	833,777
Series A, 5.00%, 12/01/37	1,180	1,194,838
Monroe County Industrial Development Corp., Refunding RB
3.00%, 12/01/40	1,010	792,122
4.00%, 12/01/46	2,415	2,236,597
New York State Dormitory Authority, RB
Series C, 4.25%, 05/01/39	1,000	1,000,376
Series D, 4.25%, 05/01/39	685	685,258
New York State Dormitory Authority, Refunding RB 1st Series, 5.00%, 07/01/42	2,200	2,375,188
Series A, 5.00%, 05/01/32	2,645	2,795,699
Catholic Health Services, 4.00%, 07/01/45	675	579,715
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	2,540	2,223,353
Suffolk County Economic Development Corp., RB, Series C, Catholic Health Services, 5.00%, 07/01/32	460	480,333
Westchester County Local Development Corp., Refunding RB, 5.00%, 07/01/46(d)	1,140	1,068,242

		22,779,658

Housing — 11.8%
New York City Housing Development Corp., RB, M/F Housing
4.00%, 11/01/43	640	643,418
Series A, (HUD SECT 8), 2.70%, 08/01/45	225	175,553
Series A, 2.90%, 11/01/50	2,725	2,207,994
Series B-1, 5.00%, 07/03/23(b)	1,375	1,424,009
Series B-1, 5.25%, 07/03/23(b)	6,505	6,729,279
Series D-1-B, 4.20%, 11/01/40	450	451,567
Series F-1, (FHA), 2.60%, 11/01/56	4,545	3,343,347
Series G-1, 3.90%, 05/01/45	450	434,229
Series H, 2.55%, 11/01/45	1,055	844,516
Series H, 2.60%, 11/01/50	1,810	1,367,589
Series I-1, (FHA), 2.55%, 11/01/45	3,180	2,503,592
Series I-1-A, 3.95%, 11/01/36	450	452,500
Series I-1-A, 4.05%, 11/01/41	450	451,927
Series J, 3.05%, 11/01/49	595	493,628
New York City Housing Development Corp., Refunding RB, Series F-1-A, 3.30%, 11/01/46	460	416,544

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York City Housing Development Corp., Refunding RB, M/F Housing
3.85%, 05/01/58	$1,726	$1,590,216
Series B-1-A, 3.65%, 11/01/49	940	875,291
Series B-1-A, 3.75%, 11/01/54	1,345	1,262,420
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC SONYMA, FNMA, GNMA), 4.00%, 11/01/42	845	847,218
Series C, (FHLMC, FNMA, GNMA), 3.38%, 11/01/49	170	152,032
Series D, (SONYMA), 3.80%, 11/01/49	1,700	1,603,690
Series E, (SONYMA), 3.80%, 11/01/49	945	891,463
Series H, 4.15%, 11/01/43	1,375	1,389,893
Series H, 4.20%, 11/01/48	905	909,606
Series J-1, (SONYMA HUD SECT 8), 3.00%, 11/01/61	675	518,287
Series J-1, (SONYMA HUD SECT 8), 3.10%, 05/01/66	910	706,478
Series M-1, (FHA, SONYMA), 2.65%, 11/01/54	1,635	1,221,481
Series P, 3.15%, 11/01/54	1,100	903,273
Series A, AMT, 4.65%, 11/15/38	1,000	1,000,248
State of New York Mortgage Agency, RB, S/F Housing
Series 225, 2.45%, 10/01/45	400	304,796
Series 239, (SONYMA), 2.70%, 10/01/47	1,365	1,075,786
State of New York Mortgage Agency, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	855	811,094
Series 218, AMT, 3.85%, 04/01/38	115	111,196
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	1,395	1,283,528
Series 231, 2.50%, 10/01/46	2,935	2,296,629
Series 194, AMT, 3.80%, 04/01/28	2,065	2,067,980
Series 232, AMT, 2.00%, 04/01/30	855	764,885
Yonkers Industrial Development Agency, RB, AMT, (SONYMA), 5.25%, 04/01/37	2,000	2,001,614

		46,528,796

Other — 1.6%
New York Liberty Development Corp., Refunding RB
Series A, 2.75%, 11/15/41	2,700	2,179,005
Series-A, 3.00%, 11/15/51	4,860	3,981,336

		6,160,341

State — 10.9%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 4.00%, 02/15/44	910	925,773
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S1-B, (SAW), 3.00%, 07/15/49	4,500	3,715,110
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	5,045	5,147,721
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/41	7,125	7,576,668
Series A, 5.00%, 02/15/42	6,620	7,148,084
Series B, 5.00%, 03/15/38	1,000	1,081,645
Series B, 5.00%, 03/15/39	1,465	1,573,341
New York State Dormitory Authority, Refunding RB 4.25%, 05/01/52	3,645	3,676,271
Series C, 5.00%, 03/15/38	100	109,037
Series E, 5.00%, 03/15/41	2,800	3,030,790
New York State Urban Development Corp., RB Series A, 4.00%, 03/15/45	5,025	5,193,714

Security	Par (000)	Value

State (continued)
New York State Urban Development Corp., RB (continued)
Series C, 5.00%, 03/15/32	$2,000	$2,046,894
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/14(b)	1,680	1,802,445

		43,027,493

Tobacco — 2.8%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	1,875	1,889,852
5.00%, 06/01/48	680	684,902
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,010	2,018,752
Series A-2-B, 5.00%, 06/01/51	765	768,809
Series B, 5.00%, 06/01/41	575	600,664
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	1,495	1,544,130
5.25%, 05/15/40	1,500	1,537,812
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	260	275,760
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,860	1,891,745

		11,212,426

Transportation — 42.1%
Buffalo & Fort Erie Public Bridge Authority, RB 5.00%, 01/01/42	1,565	1,676,243
5.00%, 01/01/47	750	799,344
Metropolitan Transportation Authority, RB
Series A, 5.00%, 05/15/23(b)	3,000	3,096,252
Series A, 5.00%, 11/15/42	3,500	3,742,224
Series A-1, 5.25%, 11/15/23(b)	3,240	3,402,732
Series B, 5.25%, 11/15/44	1,000	1,029,545
Series E, 5.00%, 11/15/38	8,750	8,922,856
Sub-Series B-3, 5.00%, 11/15/23(b)	1,000	1,046,655
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/41	1,000	1,008,787
Series A, (AGM), 4.00%, 11/15/46	855	824,486
Series A1, 5.00%, 11/15/37	1,500	1,592,628
Series C-1, 4.75%, 11/15/45	1,505	1,569,789
Series C-1, 5.00%, 11/15/56	1,920	2,025,110
Series D, 5.00%, 11/15/30	885	897,930
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,158,276
Sub-Series B-1, 5.00%, 11/15/51	2,360	2,497,770
Sub-Series B-2, 4.00%, 11/15/34	2,500	2,555,990
Sub-Series C-1, 5.00%, 11/15/34	1,845	1,926,080
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,527,651
New York Liberty Development Corp., Refunding RB
Series 1, 4.00%, 02/15/43	2,725	2,777,279
Series 1, 2.75%, 02/15/44	2,845	2,151,850
Series1, 2.25%, 02/15/41	1,800	1,330,384
New York State Thruway Authority, RB
Series N, 5.00%, 01/01/35	450	505,292
Series N, 4.00%, 01/01/43	5,300	5,381,540
Series A, Junior Lien, 5.00%, 01/01/41	1,770	1,868,019
New York State Thruway Authority, Refunding RB
Series A-1, 3.00%, 03/15/48	2,250	1,882,292
Series J, 5.00%, 01/01/41	5,000	5,180,575

3

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York State Thruway Authority, Refunding
RB (continued)
Series K, 5.00%, 01/01/29	$1,750	$1,869,047
Series K, 5.00%, 01/01/31	1,000	1,067,207
Series L, 5.00%, 01/01/35	810	888,035
Series O, 4.00%, 01/01/39	2,700	2,791,352
Series B, Subordinate, 3.00%, 01/01/53	225	181,019
New York Transportation Development Corp., ARB AMT, 5.00%, 12/01/36	1,365	1,477,573
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,250	1,249,390
Series A, AMT, 5.00%, 07/01/41	1,805	1,871,292
Series A, AMT, 5.00%, 07/01/46	1,885	1,951,620
Series A, AMT, 5.25%, 01/01/50	11,605	11,833,967
New York Transportation Development Corp., RB, AMT, 4.00%, 04/30/53	1,535	1,381,816
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/33	1,600	1,753,050
5.00%, 12/01/38	2,125	2,321,363
Series A, AMT, 5.00%, 12/01/29	1,250	1,348,959
Series A, Class A, AMT, 4.00%, 12/01/41	225	221,950
Series A, Class A, AMT, 4.00%, 12/01/42	225	221,766
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	100	110,192
AMT, 5.00%, 04/01/35	90	98,998
AMT, 5.00%, 04/01/36	95	104,229
AMT, 5.00%, 04/01/37	110	120,463
AMT, 5.00%, 04/01/38	55	60,112
AMT, 5.00%, 04/01/39	80	87,286
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	7,275	7,276,513
Port Authority of New York & New Jersey, Refunding ARB Consolidated, 183th Series, 4.00%, 06/15/44	1,500	1,508,085
Series 179, 5.00%, 12/01/38	1,390	1,438,208
Series 211th, 4.00%, 09/01/43	5,000	5,160,935
178th Series, AMT, 5.00%, 12/01/43	750	765,079
195th Series, AMT, 5.00%, 04/01/36	1,400	1,489,589
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	285	285,040
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	2,375	2,536,303
Series 178th, AMT, 5.00%, 12/01/33	1,000	1,037,815
Series 223, AMT, 4.00%, 07/15/39	2,825	2,835,729
State of New York Thruway Authority, RB, Series B, Subordinate, 4.00%, 01/01/53	815	829,389
Triborough Bridge & Tunnel Authority, RB
Series B, 5.00%, 11/15/40	940	994,173
Series B, 5.00%, 11/15/45	820	862,208
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	5,000	5,334,030
Series A, 5.25%, 11/15/45	1,280	1,349,668
Series A, 5.00%, 11/15/50	3,000	3,159,579
Series A, 4.00%, 05/15/51	1,135	1,150,064
Series A, 5.00%, 05/15/57	1,140	1,291,927
Series A-1, 5.00%, 05/15/51	8,000	9,020,904
Series B, 5.00%, 11/15/38	8,225	8,909,205
Series C, 5.00%, 11/15/37	870	969,471
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	7,670	5,396,443

		165,988,622

Security	Par (000)	Value

Utilities — 18.7%
Long Island Power Authority, RB 5.00%, 09/01/35	$1,000	$1,100,122
5.00%, 09/01/36	825	895,426
5.00%, 09/01/37	3,175	3,481,124
5.00%, 09/01/42	280	301,174
5.00%, 09/01/47	905	969,585
Long Island Power Authority, Refunding RB
Series B, 5.00%, 09/01/41	475	506,858
Series B, 5.00%, 09/01/46	660	698,320
New York City Municipal Water Finance Authority, RB, Series CC-1, 4.00%, 06/15/52	5,400	5,586,873
New York City Water & Sewer System, RB
Series DD-1, 4.00%, 06/15/49	1,135	1,161,813
Series DD-1, 3.00%, 06/15/50	795	658,115
Series CC-1, Subordinate, 3.00%, 06/15/51	2,270	1,865,627
New York City Water & Sewer System, Refunding RB
Series DD, 5.25%, 06/15/47	3,850	4,187,075
Series EE, 5.00%, 06/15/40	4,290	4,705,555
Series FF, 5.00%, 06/15/40	2,000	2,206,020
Series HH, 5.00%, 06/15/39	2,250	2,394,252
Sub-Series AA-1, 3.00%, 06/15/50	1,370	1,134,111
New York Power Authority, RB, (AGM), 4.00%, 11/15/47	2,280	2,359,645
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	755	760,482
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	3,170	3,356,459
Series B, Subordinate, 5.00%, 06/15/48	1,120	1,242,184
New York State Environmental Facilities Corp., Refunding RB
4.00%, 06/15/47	1,770	1,859,401
Series A, 5.00%, 06/15/40	1,545	1,644,121
Series A, 5.00%, 06/15/45	7,935	8,395,960
Series A, Subordinate, 4.00%, 06/15/46	1,000	1,010,973
Suffolk County Water Authority, RB, Series B, 3.00%, 06/01/45	4,500	4,016,714
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	15,490	15,976,773
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/25(b)	1,065	1,154,534

		73,629,296

Total Municipal Bonds in New York		578,080,222

Puerto Rico — 5.1%

State — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	783	786,249
Series A-1, Restructured, 5.00%, 07/01/58	5,368	5,457,753
Series A-2, Restructured, 4.33%, 07/01/40	10,319	10,287,063
Series A-2, Restructured, 4.78%, 07/01/58	390	392,313
Series B-1, Restructured, 4.75%, 07/01/53	620	623,985
Series B-2, Restructured, 4.78%, 07/01/58	601	604,450
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,358	1,906,764

Total Municipal Bonds in Puerto Rico		20,058,577

Total Municipal Bonds — 151.9% (Cost: $606,597,993)		598,719,263

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 16.3%

County/City/Special District/School District — 0.7%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	$2,500	$2,626,824

Education — 0.5%
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23	1,981	2,056,849

Housing — 3.1%
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.00%, 11/01/53	2,095	2,009,772
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	3,555	3,585,566
New York State Housing Finance Agency, RB, M/F Housing, Series I, 4.05%, 11/01/48	4,543	4,464,231
New York State Housing Finance Agency, Refunding RB, Series C, 3.85%, 11/01/39	2,002	2,007,766

		12,067,335

State — 1.8%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/32	2,000	2,259,550
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(f)	2,950	3,273,037
New York State Urban Development Corp., Refunding RB, Series A, 5.00%, 03/15/45	1,471	1,549,072

		7,081,659

Transportation — 5.8%
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/45(f)	4,948	5,033,995
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	3,405	3,608,503
Series 231, AMT, 5.50%, 08/01/47(f)	3,193	3,659,461
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	10,000	10,585,160

		22,887,119

Utilities — 4.4%
New York City Water & Sewer System, Refunding RB, 5.00%, 06/15/38(f)	1,151	1,263,347
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/50	4,500	4,552,567
Series A, 4.00%, 11/15/60	5,446	5,485,968
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	3,000	3,295,559
Series B, 4.00%, 12/15/35	2,600	2,709,556

		17,306,997

Total Municipal Bonds in New York		64,026,783

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.3% (Cost: $64,423,027)		64,026,783

Total Long-Term Investments — 168.2% (Cost: $671,021,020)		662,746,046

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.58%(g)(h)	986,338	$986,338

Total Short-Term Securities — 0.2% (Cost: $986,338)		986,338

Total Investments — 168.4% (Cost: $672,007,358)		663,732,384

Other Assets Less Liabilities — 2.6%		10,202,999

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.3)%		(36,556,729)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (61.7)%		(243,307,264)

Net Assets Applicable to Common Shares — 100.0%		$394,071,390

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2025 to February 1, 2030, is $8,264,619.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds New York Money Fund Portfolio	$4,480,163	$—	$(3,493,825)	(a)	$—	$—	$986,338	986,338	$2,177	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	218	09/21/22	$26,027	$183,158
U.S. Long Bond	343	09/21/22	47,795	485,998
5-Year U.S. Treasury Note	236	09/30/22	26,657	65,101

				$734,257

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$598,719,263	$—	$598,719,263
Municipal Bonds Transferred to Tender Option Bond Trusts	—	64,026,783	—	64,026,783
Short-Term Securities
Money Market Funds	986,338	—	—	986,338

	$986,338	$662,746,046	$—	$663,732,384

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$734,257	$—	$—	$734,257

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(36,526,761)	$—	$(36,526,761)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(280,126,761)	$—	$(280,126,761)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

7